Operating Lease (Details 1)	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	1,755,000
Less imputed interest	(176,765)
Total lease liability	$ 1,578,235